                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS

                       Supplement dated October 16, 2001
              to Retail Shares Prospectus dated November 30, 2000.

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER
                              WITH THE PROSPECTUS.

1. ON SEPTEMBER 28, 2001, SHAREHOLDERS OF THE GROWTH FUND APPROVED WADDELL & REED INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO THE GROWTH FUND. AS A RESULT OF THIS APPROVAL, THE FOLLOWING CHANGES HAVE BEEN MADE TO THE PROSPECTUS:

     (a) Under the heading "Sub-Advisers" on page 36 the following information has been inserted as the first paragraph:

     GROWTH FUND. Effective October 1, 2001, Waddell & Reed Investment Management Company ("WRIMCO") became the sub-adviser to the Growth Fund. Under an investment sub-advisory agreement between WRIMCO and HighMark Capital Management, WRIMCO makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

     WRIMCO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Kansas corporation. WRIMCO is a wholly owned subsidiary of Waddell & Reed. Inc., a Delaware corporation, which, in turn, is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a Missouri corporation. Waddell & Reed Financial Services, Inc. is a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("Waddell & Reed"), a Delaware corporation and publicly held company. As of September 30, 2001, WRIMCO managed over $23 billion in assets.

2. ON SEPTEMBER 28, 2001, SHAREHOLDERS OF THE SMALL CAP VALUE FUND APPROVED LSV ASSET MANAGEMENT AS SUB-ADVISER TO THE SMALL CAP VALUE FUND. AS A RESULT OF THIS APPROVAL, THE FOLLOWING CHANGES HAVE BEEN MADE TO THE PROSPECTUS:

     (a) Under the heading "Sub-Advisers" on page 36 the following information has been inserted as the third paragraph:

     SMALL CAP VALUE FUND. Effective October 1, 2001, LSV Asset Management ("LSV") became the sub-adviser to the Small Cap Value Fund. Under an investment sub-advisory agreement between LSV and HighMark Capital Management, LSV makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

     LSV is a registered investment adviser organized as a Delaware partnership. The general partners of LSV have developed quantitative value analysis methodology and software, which has been used to manage assets over the past 7 years. As of September 30, 2001, LSV had approximately $6.5 billion in assets under management.

3. EFFECTIVE NOVEMBER 30, 2001, AXA INVESTMENT MANAGERS GS LTD. ("AXA") WILL NO LONGER SERVE AS A SUB-ADVISER TO A PORTION OF THE INTERNATIONAL EQUITY FUND'S ASSETS.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMK-SK-002-01

                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS

                       Supplement dated October 16, 2001
            to Fiduciary Shares Prospectus dated November 30, 2000.

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER
                              WITH THE PROSPECTUS.

1. ON SEPTEMBER 28, 2001, SHAREHOLDERS OF THE GROWTH FUND APPROVED WADDELL & REED INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO THE GROWTH FUND. AS A RESULT OF THIS APPROVAL, THE FOLLOWING CHANGES HAVE BEEN MADE TO THE PROSPECTUS:

     (a) Under the heading "Sub-Advisers" on page 33 the following information has been inserted as the first paragraph:

     GROWTH FUND. Effective October 1, 2001, Waddell & Reed Investment Management Company ("WRIMCO") became the sub-adviser to the Growth Fund. Under an investment sub-advisory agreement between WRIMCO and HighMark Capital Management, WRIMCO makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

     WRIMCO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Kansas corporation. WRIMCO is a wholly owned subsidiary of Waddell & Reed. Inc., a Delaware corporation, which, in turn, is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a Missouri corporation. Waddell & Reed Financial Services, Inc. is a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("Waddell & Reed"), a Delaware corporation and publicly held company. As of September 30, 2001, WRIMCO managed over $23 billion in assets.

2. ON SEPTEMBER 28, 2001, SHAREHOLDERS OF THE SMALL CAP VALUE FUND APPROVED LSV ASSET MANAGEMENT AS SUB-ADVISER TO THE SMALL CAP VALUE FUND. AS A RESULT OF THIS APPROVAL, THE FOLLOWING CHANGES HAVE BEEN MADE TO THE PROSPECTUS:

     (a) Under the heading "Sub-Advisers" on page 33 the following information has been inserted as the third paragraph:

     SMALL CAP VALUE FUND. Effective October 1, 2001, LSV Asset Management ("LSV") became the sub-adviser to the Small Cap Value Fund. Under an investment sub-advisory agreement between LSV and HighMark Capital Management, LSV makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

     LSV is a registered investment adviser organized as a Delaware partnership. The general partners of LSV have developed quantitative value analysis methodology and software, which has been used to manage assets over the past 7 years. As of September 30, 2001, LSV had approximately $6.5 billion in assets under management.

3. EFFECTIVE NOVEMBER 30, 2001, AXA INVESTMENT MANAGERS GS LTD. ("AXA") WILL NO LONGER SERVE AS A SUB-ADVISER TO A PORTION OF THE INTERNATIONAL EQUITY FUND'S ASSETS.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMK-SK-001-01